Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost
Amortization of right-of-use assets	$ 1,291	$ 0
Interest on lease liabilities	98	0
Operating lease cost	28,817	24,438
Short-term lease cost	805	701
Variable lease cost	1,344	1,317
Total lease cost	$ 32,355	$ 26,456